Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net revenues
Sales of products	¥ 24,312,644	¥ 20,914,150	¥ 17,511,916
Financing operations	1,379,267	1,150,042	1,071,737
Total net revenues	25,691,911	22,064,192	18,583,653
Costs and expenses
Cost of products sold	19,988,245	18,010,569	15,795,918
Cost of financing operations	812,894	630,426	592,646
Selling, general and administrative	2,598,660	2,102,309	1,839,462
Total costs and expenses	23,399,799	20,743,304	18,228,026
Operating income	2,292,112	1,320,888	355,627
Other income (expense)
Interest and dividend income	115,410	98,673	99,865
Interest expense	(19,630)	(22,967)	(22,922)
Foreign exchange gain, net	50,260	5,551	37,105
Other income (loss), net	2,928	1,504	(36,802)
Total other income (expense)	148,968	82,761	77,246
Income before income taxes and equity in earnings of affiliated companies	2,441,080	1,403,649	432,873
Provision for income taxes	767,808	551,686	262,272
Equity in earnings of affiliated companies	318,376	231,519	197,701
Net income	1,991,648	1,083,482	368,302
Less: Net income attributable to noncontrolling interests	(168,529)	(121,319)	(84,743)
Net income attributable to Toyota Motor Corporation	¥ 1,823,119	¥ 962,163	¥ 283,559
Net income attributable to Toyota Motor Corporation per share
- Basic	¥ 575.30	¥ 303.82	¥ 90.21
- Diluted	¥ 574.92	¥ 303.78	¥ 90.20
Cash dividends per share	¥ 165.00	¥ 90.00	¥ 50.00